Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

In accordance with SEC and Nasdaq requirements, we have adopted a compensation clawback policy regarding the mandatory recovery of certain forms of executive compensation in the case of accounting restatements resulting from a material error in our financial statements or material non-compliance with financial reporting requirements under the federal securities laws.